SCHEDULE OF ACCOUNTS PAYABLE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 1,143,934	$ 1,072,090	$ 1,176,850